Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities:
Net loss for the year	$ (71,224)	$ (31,757)
Adjustments for:
Depreciation (note 5)	193	179
Stock-based compensation	6,353	4,791
Loss on lease modification		4
Net finance income	(1,861)	(1,185)
Other items	21	(76)
Changes in operating assets and liabilities
Trade and other receivables	(50)	(84)
Research tax credits receivable	(265)	306
Prepaid expenses and other assets	(4,441)	(60)
Deferred tax asset	(220)
Trade and other payables	10,258	(1,863)
Current income tax liabilities	21
Net cash flows from (used in) operating activities	(61,215)	(29,745)
Cash flows from (used in) financing activities:
Issuance of common shares through 2021 Offering, net of share issue costs	210,466
Issuance of common shares through 2020 Offering, net of share issue costs		37,297
Share issue costs related to issuance of common shares to finance acquisition of in-process research and development asset (note 6)		(301)
Issuance of common shares upon stock options exercise	56	176
Issuance of common shares upon broker warrants exercise		421
Deferred financing costs	(431)	(49)
Lease liability - principal repayments	(209)	(187)
Interest paid	(26)	(22)
Net cash flows from (used in) financing activities	209,856	37,335
Cash flows from (used in) investing activities:
Purchases of short-term investments	(97,887)	(51,090)
Sales of short-term investments	49,389	72,771
Acquisition of in-process research and development asset, including transaction costs (note 6)		(535)
Interest received	270	1,355
Net cash flows from (used in) investing activities	(48,228)	22,501
Net increase in cash and cash equivalents	100,413	30,091
Cash and cash equivalents, beginning of year	48,889	18,688
Effect of foreign exchange on cash and cash equivalents	776	110
Cash and cash equivalents, end of year	150,078	48,889
Supplemental cash flow disclosure:
Issuance of common shares in consideration for acquisition of remaining BLU-5937 Assets (note 6)		47,749
Share issue costs related to equity offerings, in Trade and other payables	737
Deferred financing costs, in Trade and other payables	142	420
Ascribed value related to issuance of common shares upon stock options exercise (note 8 (b) (i))	49	158
Ascribed value related to issuance of common shares upon broker warrants exercise (note 8 (b) (ii))		131
Value of DSUs in prepaid expenses and other assets (note 8 (b) (iii))	$ 103	$ 73